Great Plains
                                                                         FUNDS



                                                            COMBINED SEMI-ANNUAL
                                                                 REPORT FOR



                                          Great Plains Equity Fund

                                          Great Plains International Equity Fund

                                          Great Plains Premier Fund

                                          Great Plains Intermediate Bond Fund

                                          Great Plains Tax-Free Bond Fund




Investment Adviser's Message
-------------------------------------------------------------------------------


Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Great Plains Funds. This report covers the six-month period from September 1, 1998 through February 28, 1999. It gives you a complete picture of your fund, beginning with an overview by the fund's portfolio manager, followed by a complete listing of fund holdings and the financial statements.

A performance overview of each fund follows.

Great Plains Equity Fund

This Fund offers an "all around" approach to stock investing. It pursues total return (current income and capital appreciation) over the long term by investing in large and medium-capitalization U.S. and foreign stocks.*

Over the reporting period, the Fund delivered a total return of 14.70% (11.31% adjusted for the sales charge).** The major contributor to the Fund's total return was a $0.79 per share increase in net asset value, as the Fund's net asset value rose from $9.84 on the first day of the reporting period to $10.63 on the last day. Shareholders also received dividend income totaling $0.03 per share and capital gains totaling $0.62 per share. Fund assets totaled $183.2 million at the end of the reporting period.

Great Plains International Equity Fund

The newest addition to the Great Plains Funds, this Fund offers long-term investors the opportunity to participate in the growth of dynamic international stock markets. It can be a complement to U.S. stock holdings, because U.S. and foreign stocks tend to perform in different cycles.*

Since the Fund began operation on September 8, 1998 through February 28, 1999, it delivered a total return of 6.59% (3.39% adjusted for the sales charge).** The Fund's net asset value increased from $10.00 at inception to $10.30 on the last day of the reporting period. Shareholders also received capital gains totaling $0.35 per share. Fund assets totaled $61.3 million at the end of the reporting period.

Great Plains Premier Fund

Designed for the more aggressive stock investor, this Fund pursues total return (current income and capital appreciation) by investing in small- capitalization U.S. and foreign common stocks.*+ Over the reporting period, the Fund produced a total return of 4.56% (1.46% adjusted for the sales charge).** The Fund paid a capital gain of $0.77 per share, and dividends totaling $0.01 per share. The net asset value declined from $8.83 to $8.47. Fund assets totaled $22.9 million at the end of the reporting period.

 * International investing involves additional risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 + Small-cap stocks have historically experienced greater volatility than average.


-------------------------------------------------------------------------------

Great Plains Intermediate Bond Fund

This bond fund offers income and a less aggressive approach to total return than stocks. It invests in a diverse range of intermediate-term bonds issued by U.S. and international corporations and governments. Over the reporting period, this portfolio produced a total return of 0.91% (-2.11% adjusted for the sales charge)* through $0.29 per share in dividend income. Due to a decline in the market value of some of the Fund's holdings, the Fund's net asset value declined from $10.36 to $10.17 per share. Fund net assets totaled $134.4 million at the end of the reporting period.

Great Plains Tax-Free Bond Fund

Designed for the tax-sensitive income investor, this Fund pursues current income exempt from federal regular income tax and, secondarily, exempt from Nebraska regular income tax.** It invests primarily in intermediate to long-term, investment-grade bonds issued by municipalities in Nebraska and other states. During the reporting period, the Fund achieved a total return of 2.05% (-0.98% adjusted for the sales charge)* through dividend income totaling $0.21 per share and a capital gain of $0.01 per share. Net asset value decreased a minimal $0.01. The Fund's net assets totaled $68.9 million at the end of the reporting period.

Thank you for joining other investors across the mid-west who are pursuing their financial goals through the quality management of the Great Plains Funds. We will continue to update you on the progress of your investments.

Sincerely,

        /s/ James Stuart, III                     /s/ H. Cameron Hinds
-------------------------------------     -------------------------------------
James Stuart, III                         H. Cameron Hinds
Chairman & Chief Executive Officer        President & Chief Investment Officer
First Commerce Investors                  First Commerce Investors
Investment Adviser to Great Plains        Investment Adviser to Great Plains
Funds                                     Funds

April 15, 1999

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**  Income may be subject to the federal alternative minimum tax.

Investment Review
-------------------------------------------------------------------------------


Great Plains Equity Fund

The stock market environment continues to look very positive on the surface. The Standard & Poor's 500 Index ("S&P 500")* has produced 20% or better returns four calendar years in a row. This has never occurred before. As of the end of February, the S&P 500 was up 19.7% on a total return basis for the year. However, beyond the largest 100 stocks, stock performance is actually quite disappointing. A broader measure of the stock market, the Value Line Arithmetic Average** was down 6.3% for the year ended February 28, 1999. Most of the largest 100 stocks appear to be over valued on a long-term basis. Despite the development of a "two-tiered market", the basic fundamental background continues to be positive. Inflation is low, interest rates remain reasonably low and the U.S. economy is surprisingly strong.

Performance for the Great Plains Equity Fund continues to be good. For the fiscal year ended February 28, 1999, the Fund had a total return,*** based on net asset value, of 3.79%+ relative to 5.30% for the Lipper Growth and Income Fund Index.++ For the three year period ended February 28, 1999, the Fund had an annual average total return, based on net asset value, of 19.04% (17.83% adjusted for the sales charge) relative to 18.02% for the Lipper Growth and Income Fund Index. The Fund is currently 96.35% invested in equities. As always, we continue to closely monitor the operating fundamentals of our stock holdings, attempting to own high quality business franchises with excellent long-term growth prospects. We are also continuously assessing the valuation prospects for our companies, looking for opportunities to improve the long-term performance for our shareholders.

Great Plains International Equity Fund

Many major stock markets around the world showed substantial resilience over the past six-month period. Despite problems in emerging countries, as well as continued weakness in Japan, most major stock market indices were up during this time period. For example, the Brazilian market declined substantially in January following the devaluation of the Real but has since surged upward, surpassing levels reached in the fourth quarter of 1998 despite the severe recession that is developing there. Even the Japanese market is staging a rebound. While the economy in Japan remains very weak, plagued by overcapacity and poor consumer sentiment, recent restructuring and merger news from corporations has helped to propel the market upward. European markets also turned in, for the most

  * The Standard & Poor's 500 Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. This index is unmanaged and investments cannot be made in an index.
 ** The Value Line Arithmetic Average is an equal weighted index of the Value
    Line stock universe calculated on a principal only basis. This index is unmanaged and investments cannot be made in an index.
*** The Equity Fund's total return for the year ended February 28, 1999, based on offering price was 0.66%. The Equity Fund's total returns for the five year period ended February 28, 1999, based on net asset value and offering price, were 17.53% and 16.81%, respectively. The Equity Fund's total returns for the ten year period ended February 28, 1999, based on net asset value and offering price, were 13.76% and 13.41%, respectively. The quoted performance data includes performance of a common trust fund advised by First Commerce Investors, Inc., for the period before the date on which the fund commenced operations (9/26/97), as adjusted to reflect the fund's anticipated expenses as set forth in the "Expenses of the Fund" section of the fund's initial prospectus. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.
  + Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 ++ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.


part, positive returns despite the slowing of many of the major European economies. Global growth overall appears to be slowing somewhat now as U.S. growth alone is not sufficient to offset weakness abroad.

Since inception, the Great Plains International Equity Fund has provided a total return of 6.59% (3.39% adjusted for the sale charge). The Fund is currently 90% invested in stocks while the balance is invested in cash equivalents. The Fund owns shares in 18 companies, primarily in Western Europe. Our goal is to buy high-quality companies that sell at a substantial discount to our estimate of their true economic value. While the near-term global economic outlook remains difficult to predict and fraught with pitfalls, stocks with long-term values tend to appear in time of difficulty or uncertainty. We will continue to perform thorough fundamental research on companies in an attempt to identify exceptional long-term values in which to invest.

Great Plains Premier Fund

Small company mutual funds have continued to struggle relative to large company funds over the past year. A large percentage of new assets are flowing into the large cap index funds, while the average small-cap fund is experiencing fund withdrawals. This has continued to drive down prices and valuations for many small company stocks. While the average company in the Standard & Poor's 100 Composite Stock Index* sells at over 40x 1999 estimated earnings, it is not uncommon to find small companies with solid balance sheets and better than average growth prospects selling at under 10x 1999 estimated earnings. On a longer term basis, we believe the return prospects for small cap stock funds, including the Great Plains Premier Fund, are very good.

While we have been disappointed in the absolute performance of the Great Plains Premier Fund, we have been pleased with the relative performance. For the fiscal year ended February 28, 1999, the Fund had a total return, based on net asset value, of negative 10.88%,** relative to a negative 13.19% for the Lipper Small Cap Fund Index.*** For the three-year period ended February 28, 1999, the Fund had an annual average total return, based on net asset value, of 12.17% (11.04% adjusted for the sales charge) relative to 5.35% for the Lipper Small-Cap Fund Index. The fund is currently 93.57% invested in equities. We have been successful in continuing to identify high quality growing companies that trade within our valuation parameters. We continue to define "small cap" holdings as those firms with a market capitalization of less than $1 billion. The weighted average market capitalization for the holdings in the Great Plains Premier Fund was approximately $589 million as of February 28, 1999.

 * The Standard & Poor's 100 Composite Stock Index is a composite index of common stocks in industry, transportation, and financial and public utility companies and can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. This index is unmanaged and investments cannot be made in an index.
** The Premier Fund's total return for the year ended February 28, 1999, based on offering price was (13.55%). The Premier Fund's total returns for the five year period ended February 28, 1999, based on net asset value and offering price, were 12.78% and 12.10%, respectively. The Premier Fund's total returns for the ten year period ended February 28, 1999, based on net asset value and offering price, were 10.27% and 9.93%, respectively. The quoted performance data includes performance of a common trust fund advised by First Commerce Investors, Inc., for the period before the date on which the fund commenced operations (9/26/97), as adjusted to reflect the fund's anticipated expenses as set forth in the "Expenses of the Fund" section of the fund's initial prospectus. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.
*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.


Great Plains Intermediate Bond Fund

The taxable bond markets have been moving to higher interest rates since reaching record low levels in early October 1997. Since then interest rates on U.S. Treasury bonds have risen 0.5% to 1.0% depending upon the maturity, with longer bonds rising less in yield. The Federal Reserve Bank has maintained its monetary policy over the last several months, although the bond markets have attempted to interpret everything any member of the Federal Reserve says as an indication of whether the Federal Reserve will tighten its credit reins or remain on hold. Domestic economic statistics have shown that the U.S. economy remains robust, unlike most of our international trading partners. While the U.S. economy continues to expand at a pace exceeding most economists' expectations, inflation measures continue to show that inflation remains tame; although inflation in 1999 may be slightly higher than in 1998. Most economists, though, are still expecting the U.S. economy to fade later in the year, which could be the impetus for interest rates to subside a bit from the current levels.

Going into the time period when interest rates started to back up in yield, the Great Plains Intermediate Bond Fund was structured to benefit from a continued reduction in interest rates, but in recent months the Fund has been restructured modestly so that it is affected less by rising interest rates. The Fund's average maturity is now 8.2 years, which is 1.4 years shorter than it was before rates started rising. The Fund's duration, is now 4.6 years versus 5.3 years before rates rose. Even though the Fund's average maturity has been shortened up, its performance has been almost flat on a total return basis for the last six months at 0.91%, based on net asset value (-2.11% adjusted for the sale charge). By way of comparison, the Lipper Intermediate Government Mutual Fund Index* had a 0.89% total return for the same time period. Over the last 12 months, the Fund has had a total return of 5.79%,** based on net asset value, versus 5.49% for the Lipper Intermediate Government Mutual Fund Index. Over the last three years the Great Plains Intermediate Bond Fund has had an annualized total return of 6.71%, based on net asset value (5.63% adjusted for the sales charge), which compares to the same Lipper Index annualized return of 6.38% for the same time period.

Great Plains Tax-Free Bond Fund

The municipal market has followed its own path over the last six months. After Treasury bond yields reached record lows in October 1998 and began rising, municipal yields have bounced around a little but have not risen like their taxable counterparts. While the municipal bond market has continued to pay attention to the ever changing economic environment, municipal yields were so attractive last October and November versus alternative fixed income investments that the municipal bond market has had a more modest yield correction. Besides the relative attractiveness of municipal bond yields, the lack of supply and an almost constant demand for tax-sheltered investments has helped keep municipal bond yields from rising.

 * Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
** The Intermediate Bond Fund's total return for the year ended February 28,
   1999, based on offering price was 2.66%. The Intermediate Bond Fund's total returns for the five year period ended February 28, 1999, based on net asset value and offering price, were 4.79% and 4.15%, respectively. The Intermediate Bond Fund's total returns for the ten year period ended February 28, 1999, based on net asset value and offering price, were 5.90% and 5.58%, respectively. The quoted performance data includes performance of a common trust fund advised by First Commerce Investors, Inc., for the period before the date on which the fund commenced operations (9/26/97), as adjusted to reflect the fund's anticipated expenses as set forth in the "Expenses of the Fund" section of the fund's initial prospectus. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.



Over the last six months, the Fund has attempted to hold onto its higher yielding securities as long as possible before they get called away or mature. Through this process of holding older higher coupon bonds, the Fund is able to provide a higher tax-sheltered income distribution to the shareholders, rather than generating taxable gains in a restructuring of the Fund into lower coupon bonds. Nevertheless when bonds mature, we have been redeploying the proceeds into longer, higher yielding securities. But during the last six months the average maturity of the Fund has not changed much and still remains slightly over eight years while its duration is still 4.3 years. The Fund has also maintained its Nebraska orientation when selecting new securities for the portfolio and currently has about 57% of its assets in Nebraska exempt securities. Over the last six months, the Fund's total return was 2.05%, based on net asset value (-0.98% adjusted for the sales charge). This is slightly below national benchmarks like the Lipper Intermediate Municipal Bond Mutual Fund Index* at 2.25%. Over the last year, the Fund has had a total return of 4.64%**, based on net asset value, versus 5.29% for the Lipper Intermediate Municipal Bond Mutual Fund Index. Over the last three years, the Great Plains Tax-Free Bond Fund has had an annualized total return of 4.81%, based on net asset value (3.75% adjusted for the sales charge), which compares to the same Lipper Index annualized return of 5.70% for the same time period.

 * Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
** The Tax-Free Bond Fund's total return for the year ended February 28, 1999, based on offering price was 1.52%. The Tax-Free Bond Fund's total returns for the five year period ended February 28, 1999, based on net asset value and offering price, were 4.79% and 4.15%, respectively. The Tax-Free Bond Fund's total returns for the ten year period ended February 28, 1999, based on net asset value and offering price, were 5.90% and 5.58, respectively. The quoted performance data includes performance of a common trust fund advised by First Commerce Investors, Inc., for the period before the date on which the fund commenced operations (9/26/97), as adjusted to reflect the fund's anticipated expenses as set forth in the "Expenses of the Fund" section of the fund's initial prospectus. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.


Great Plains Equity Fund
Portfolio of Investments
February 28, 1999 (unaudited)
--------------------------------------------------------------------------------



 Shares                                                                Value
 ------- --------------------------------------------------------   ------------
 Common Stocks (62.8%)
 Automotive (2.0%)
 209,600 (1) Keystone Automotive Industries, Inc.................   $  3,720,400
                                                                    ------------
 Chemicals (2.2%)
 120,470 Hanna (M.A.) Co.........................................      1,325,170
 154,350 Lilly Industries, Inc., Class A.........................      2,633,597
                                                                    ------------
  Total...........................................................     3,958,767
                                                                    ------------
 Computer Services (3.4%)
 276,000 Wallace Computer Services, Inc..........................      6,244,500
                                                                    ------------
 Consumer Services (7.2%)
 171,850 Block (H&R), Inc........................................      7,797,694
 226,040 Manpower, Inc...........................................      5,410,833
                                                                    ------------
  Total...........................................................    13,208,527
                                                                    ------------
 Finance-Insurance (4.6%)
  83,285 20th Century Industries.................................      1,592,826
  95,674 Allstate Corp...........................................      3,587,775
  90,530 Mercury General Corp....................................      3,157,234
                                                                    ------------
  Total...........................................................     8,337,835
                                                                    ------------
 Finance-Investments (4.2%)
     107 (1) Berkshire Hathaway, Inc., Class A...................      7,607,700
                                                                    ------------
 Finance-Services (1.5%)
  60,000 Fair Isaac & Co., Inc...................................      2,760,000
                                                                    ------------
 Food & Tobacco (3.0%)
 141,600 Philip Morris Cos., Inc.................................      5,540,100
                                                                    ------------
 Government Agencies (7.6%)
  79,135 Federal National Mortgage Association...................      5,539,450
 143,500 Federal Home Loan Mortgage Corp.........................      8,448,562
                                                                    ------------
  Total...........................................................    13,988,012
                                                                    ------------
 Healthcare & Medical Supplies (1.6%)
  40,800 Aetna, Inc..............................................      3,021,750
                                                                    ------------

 Principal
   Amount
 or Shares                                                             Value
 ----------  ----------------------------------------------------   ------------
 Common Stocks, continued
 Leisure & Recreation (10.9%)
     162,102 Carnival Corp., Class A.............................   $  7,213,539
      59,800 Disney (Walt) Co....................................      2,104,212
     286,450 Hasbro, Inc.........................................     10,598,650
                                                                    ------------
  Total..........................................................     19,916,401
                                                                    ------------
 Paper (0.3%)
      30,000 Wausau-Mosinee Paper Corp...........................        476,250
                                                                    ------------
 Steel (1.2%)
      50,500 Nucor Corp..........................................      2,250,406
                                                                    ------------
 Technology (2.4%)
     340,452 (1) Vishay Intertechnology, Inc. ...................      4,404,598
                                                                    ------------
 Telecommunications (5.7%)
     164,627 Alltel Corp.........................................      9,857,042
     190,110 (1) SITEL Corp......................................        558,448
                                                                    ------------
  Total..........................................................     10,415,490
                                                                    ------------
 Trucking (3.2%)
     327,687 Werner Enterprises, Inc.............................      5,857,405
                                                                    ------------
 Utilities (1.8%)
     119,400 (1) CalEnergy Co., Inc..............................      3,350,662
                                                                    ------------
  Total Common Stocks
  (identified cost $83,702,022)..................................    115,058,803
                                                                    ------------
 Mutual Fund Shares (36%)
   4,677,803 Northern Institutional Diversified Assets Fund......      4,677,803
   5,952,217 Great Plains International
              Equity Fund........................................     61,307,831
                                                                    ------------
  Total Mutual Fund Shares
  (identified cost $47,387,829)..................................     65,985,634
                                                                    ------------
 U.S. Treasury Bill (1.1%)
  $2,000,000 5/6/1999
  (identified cost $1,984,160)...................................      1,983,360
                                                                    ------------
  Total Investments
  (identified cost $133,074,011).................................   $183,027,797
                                                                    ------------

                    (See Notes to Portfolios of Investments)


Great Plains International Equity Fund
Portfolio of Investments
February 28, 1999 (unaudited)
--------------------------------------------------------------------------------



 Shares                                                                 Value
 ------- ---------------------------------------------------------   -----------
 Common Stocks (89.9%)
 Automotive (9.4%)
 152,517 Autoliv, Inc.............................................   $ 5,795,646
                                                                     -----------
 Broadcasting (1.7%)
   3,370 Canal Plus...............................................     1,054,437
                                                                     -----------
 Capital Equipment (3.1%)
 165,000 ABB AB, Class A..........................................     1,874,084
                                                                     -----------
 Chemicals (1.5%)
  24,800 Morton International, Inc................................       895,900
                                                                     -----------
 Consumer Products (6.7%)
 306,710 Reckitt & Colman PLC.....................................     4,095,366
                                                                     -----------
 Finance-Insurance (15.3%)
 115,300 20th Century Industries..................................     2,205,113
 133,260 Scor SA..................................................     6,863,808
   5,500 Scor SA, ADR.............................................       283,250
                                                                     -----------
  Total............................................................    9,352,171
                                                                     -----------
 Healthcare & Medical Supplies (4.6%)
  52,200 Pharmacia & Upjohn, Inc..................................     2,844,900
                                                                     -----------
 International Oil (7.3%)
  55,804 Royal Dutch Petroleum Co., ADR...........................     2,448,401
 244,550 Saga Petroleum AS, Class A...............................     2,055,302
                                                                     -----------
  Total............................................................    4,503,703
                                                                     -----------
 Machinery & Equipment (3.2%)
   1,200 Schindler Holding AG.....................................     1,946,573
                                                                     -----------

 Principal
   Amount
 or Shares                                                              Value
 ---------- ------------------------------------------------------   -----------
 Common Stocks, continued
 Mining (3.6%)
    130,000 De Beers Cons'D Mines, ADR............................   $ 2,226,250
                                                                     -----------
 Printing & Publishing (20.9%)
     10,480 Edipresse SA..........................................     2,546,393
    292,800 NV Holdingmaatschappij De Telegraaf...................     7,355,514
    133,700 Pearson...............................................     2,936,106
                                                                     -----------
  Total............................................................   12,838,013
                                                                     -----------
 Technology (7.2%)
     19,900 OY Nokia AB, Class A, ADR.............................     2,698,938
     24,750 Philips Electronics N.V., ADR.........................     1,723,219
                                                                     -----------
  Total............................................................    4,422,157
                                                                     -----------
 Telecommunications (5.4%)
    312,378 Telecom Italia SPA....................................     3,293,478
                                                                     -----------
  Total Common Stocks (identified cost $38,755,884)................   55,142,678
                                                                     -----------
 Mutual Fund Shares (4.3%)
  2,614,130 Northern Institutional Diversified Assets Fund
  (at identified cost).............................................    2,614,130
                                                                     -----------
 U.S. Treasury Bill (4.9%)
 $3,000,000 4/1/1999
  (identified cost $2,986,655).....................................    2,988,570
                                                                     -----------
  Total Investments
  (identified cost $44,356,669)....................................  $60,745,378
                                                                     -----------

                    (See Notes to Portfolios of Investments)


Great Plains Premier Fund
Portfolio of Investments
February 28, 1999 (unaudited)
--------------------------------------------------------------------------------



 Shares                                                                 Value
 ------- ---------------------------------------------------------   -----------
 Common Stocks (93.6%)
 Airlines (3.7%)
  25,500 ASA Holdings, Inc........................................   $   855,844
                                                                     -----------
 Automotive (14.4%)
  90,000 (1) Keystone Automotive
          Industries, Inc.........................................     1,597,500
 135,450 (1) Motorcar Parts and
          Accessories, Inc........................................     1,693,125
                                                                     -----------
  Total............................................................    3,290,625
                                                                     -----------
 Chemicals (5.7%)
  28,300 Hanna (M.A.) Co..........................................       311,300
  58,000 Lilly Industries, Inc., Class A..........................       989,625
                                                                     -----------
  Total............................................................    1,300,925
                                                                     -----------
 Computer Services (3.5%)
  35,000 Wallace Computer, Inc....................................       791,875
                                                                     -----------
 Consumer Non-Durables (0.2%)
   2,745 OshKosh B'Gosh, Inc., Class A............................        52,155
                                                                     -----------
 Consumer Services (1.6%)
  27,550 (1) Personnel Group of America, Inc......................       363,315
                                                                     -----------
 Finance-Insurance (3.0%)
  35,350 20th Century Industries..................................       676,069
                                                                     -----------
 Finance-Services (18.0%)
  42,550 Duff & Phelps Credit Rating..............................     2,321,634
  39,430 Fair Isaac & Co., Inc....................................     1,813,780
                                                                     -----------
  Total............................................................    4,135,414
                                                                     -----------
 Healthcare & Medical Supplies (2.1%)
  13,740 (1) Corvel Corp..........................................       487,770
                                                                     -----------
 International Oil (1.1%)
  31,000 Saga Petroleum AS, Class A...............................       260,537
                                                                     -----------
 Paper (7.1%)
  51,000 Schweitzer-Mauduit International, Inc....................       599,250
  65,600 Wausau-Mosinee Paper Corp................................     1,041,400
                                                                     -----------
  Total............................................................    1,640,650
                                                                     -----------

 Principal
  Amount
 or Shares                                                              Value
 --------- -------------------------------------------------------   -----------
 Common Stocks, continued
 Printing & Publishing (9.0%)
    3,800  Edipresse SA...........................................   $   923,311
   45,500  NV Holdingmaatschappij De Telegraaf....................     1,143,019
                                                                     -----------
  Total............................................................    2,066,330
                                                                     -----------
 Technology (8.5%)
   56,232  (1) New Horizons
            Worldwide, Inc........................................     1,230,075
   55,932  (1)Vishay Intertechnology, Inc.........................       723,620
                                                                     -----------
  Total............................................................    1,953,695
                                                                     -----------
 Telecommunications (5.6%)
   99,490  (1) SITEL Corp.........................................       292,252
  100,150  (1) West TeleServices Corp.............................       988,981
                                                                     -----------
  Total............................................................    1,281,233
                                                                     -----------
 Transportation (4.0%)
   51,825  Air Express International Corp.........................       910,177
                                                                     -----------
 Trucking (6.1%)
   77,775  Werner Enterprises, Inc................................     1,390,228
                                                                     -----------
  Total Common Stocks
  (identified cost $22,055,404)....................................   21,456,842
                                                                     -----------
 Mutual Fund Shares (3.0%)
  677,538  Northern Institutional Diversified Assets Fund
  (at identified cost).............................................      677,538
                                                                     -----------
 U.S. Treasury Bill (3.4%)
 $800,000  5/6/1999
  (identified cost $793,664).......................................      793,344
                                                                     -----------
  Total Investments
  (identified cost $23,526,606)....................................  $22,927,724
                                                                     -----------

                    (See Notes to Portfolios of Investments)


Great Plains Intermediate Bond Fund
Portfolio of Investments
February 28, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
   Amount                                                             Value
 ---------- ---------------------------------------------------   -------------
 Corporate Bonds (31.7%)
 Finance (18.2%)
 $2,000,000 ABN-AMRO Bank NV, Chicago, Sub. Note, 6.625%,
             10/31/2001........................................   $   2,028,160
  1,000,000 AON Corp., Note, 6.30%, 1/15/2004..................       1,005,300
  1,000,000 Associates Corp. of North America, Sr. Note, 7.50%,
             4/15/2002.........................................       1,045,720
  2,000,000 Bayerische Landesbank-NY, Sub. Note, 6.375%,
             10/15/2005........................................       2,023,980
  2,000,000 Bear Stearns Cos., Inc., Sr. Note, 7.00%, 3/1/2007.       2,001,200
  1,000,000 First Data Corp., Medium Term Note, 6.375%,
             12/15/2007........................................       1,012,950
  2,000,000 Ford Motor Credit Corp., Note, 6.625%, 6/30/2003...       2,043,740
  1,000,000 Ford Motor Credit Corp., Note, 7.00%, 9/25/2001....       1,027,650
  1,000,000 Ford Motor Credit Corp., Note, 7.50%, 1/15/2003....       1,049,920
  2,000,000 General Motors Acceptance Corp., Note, 6.875%,
             7/15/2001.........................................       2,046,720
  1,000,000 IBM Credit Corp., Note, 6.20%, 8/28/2000...........       1,007,300
  1,000,000 International Lease Finance Corp., Note, 6.625%,
             8/15/2000.........................................       1,012,380
  1,000,000 International Lease Finance Corp., Note, 6.875%,
             5/1/2001..........................................       1,020,420
  2,000,000 Merrill Lynch & Co., Inc., Note, 6.25%, 1/15/2006..       2,000,920
  2,000,000 Northern Trust Corp., Sub. Note, 7.30%, 9/15/2006..       2,079,580
  2,000,000 Wells Fargo & Co., Sub. Note, 6.625%, 3/15/2003....       2,042,700
                                                                  -------------
  Total.........................................................     24,448,640
                                                                  -------------

 Principal
   Amount                                                             Value
 ---------- ----------------------------------------------------   ------------
 Corporate Bonds, continued
 Industrials (10.1%)
 $1,000,000 Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005....   $  1,022,270
  1,000,000 CPC International, Inc., Note, 6.15%, 1/15/2006.....        998,800
  2,000,000 Disney (Walt) Co., Bond, 6.75%, 3/30/2006...........      2,091,180
  1,500,000 General Motors Corp., Sr. Note, 6.375%, 5/1/2008....      1,502,415
  2,000,000 Philip Morris Cos., Inc., Note, 7.50%, 1/15/2002....      2,053,940
  1,500,000 Pitney Bowes, Inc., Note, 5.95%, 2/1/2005...........      1,505,820
  1,500,000 Rockwell International Corp., Sr. Note, 6.15%,
             1/15/2008..........................................      1,490,775
  1,000,000 Sony Corp., Bond, 6.125%, 3/4/2003..................      1,007,210
  1,000,000 Texaco Capital, Inc., Note, 5.50%, 1/15/2009........        953,080
  1,000,000 Texaco Capital, Inc., Note, 6.00%, 6/15/2005........      1,002,480
                                                                   ------------
  Total..........................................................    13,627,970
                                                                   ------------
 Utilities (3.4%)
  1,000,000 GTE South, Inc., Deb., 6.00%, 2/15/2008.............        993,820
  2,000,000 Lucent Technologies, Inc., Note, 6.90%, 7/15/2001...      2,059,380
  1,500,000 Wisconsin Electric Power Co., Deb., 6.625%,
             11/15/2006.........................................      1,560,705
                                                                   ------------
  Total..........................................................     4,613,905
                                                                   ------------
  Total Corporate Bonds
  (identified cost $43,076,478)..................................    42,690,515
                                                                   ------------
 Government Agencies (24.9%)
 Federal Home Loan Bank (7.9%)
  1,000,000 5.50%, 8/13/2001....................................      1,002,230
  1,000,000 5.625%, 3/19/2001...................................      1,004,660
  2,000,000 5.80%, 9/2/2008.....................................      1,992,780
  1,000,000 7.01%, 6/14/2006....................................      1,069,120
  3,000,000 7.20%, 6/14/2011....................................      3,301,170
  2,000,000 7.70%, 9/20/2004....................................      2,189,020
                                                                   ------------
  Total..........................................................    10,558,980
                                                                   ------------

                    (See Notes to Portfolios of Investments)


Great Plains Intermediate Bond Fund
--------------------------------------------------------------------------------


 Principal
  Amount                                                               Value
 ---------- -----------------------------------------------------   ------------
 Government Agencies, continued
 Federal Home Loan Mortgage Corporation (7.1%)
 $1,000,000 5.75%, 7/15/2003.....................................   $  1,004,900
  1,000,000 6.125%, 7/14/2003....................................      1,000,830
  2,000,000 6.48%, 12/5/2011.....................................      2,079,080
  1,000,000 6.78%, 3/15/2004.....................................      1,000,520
  4,000,000 7.93%, 1/20/2005.....................................      4,427,760
                                                                    ------------
  Total...........................................................     9,513,090
                                                                    ------------
 Federal National Mortgage Association (7.4%)
  1,000,000 5.75%, 6/15/2005.....................................      1,004,080
  1,000,000 5.91%, 8/25/2003.....................................        999,210
  1,000,000 6.14%, 11/25/2005....................................      1,020,850
  1,000,000 6.22%, 3/13/2006.....................................      1,022,210
  1,000,000 6.44%, 6/21/2005.....................................      1,035,720
  1,000,000 7.93%, 2/14/2025.....................................      1,218,790
  2,000,000 8.20%, 3/10/2016.....................................      2,433,700
  1,000,000 8.43%, 11/18/2024....................................      1,281,600
                                                                    ------------
  Total...........................................................    10,016,160
                                                                    ------------
 Student Loan Marketing Association (2.5%)
  3,000,000 7.30%, 8/1/2012......................................      3,346,890
                                                                    ------------
  Total Government Agencies
  (identified cost $30,752,336)...................................    33,435,120
                                                                    ------------
 Mortgage Backed Securities (15.8%)
 Federal Home Loan Mortgage Corporation (9.6%)
    540,986 6.50%, 3/1/2003......................................        548,425
  1,082,283 6.50%, 4/1/2003......................................      1,097,164
  1,214,947 6.50%, 9/1/2010......................................      1,224,825
  1,558,579 6.50%, 2/1/2011......................................      1,571,251
  1,256,206 6.50%, 2/1/2011......................................      1,266,419
  1,500,504 6.50%, 1/1/2026......................................      1,492,536
    542,116 7.00%, 6/1/2003......................................        553,468
    849,398 7.00%, 3/1/2011......................................        867,184
  1,580,264 7.00%, 12/1/2011.....................................      1,613,355
    861,539 7.00%, 8/1/2015......................................        881,191
    385,242 7.50%, 5/1/2000......................................        392,947
    969,348 7.50%, 5/1/2016......................................        996,306
    354,373 8.00%, 7/1/1999......................................        356,254
                                                                    ------------
  Total...........................................................    12,861,325
                                                                    ------------
 Federal National Mortgage Association (3.3%)
    874,370 7.00%, 8/1/2001......................................        893,772
  1,395,150 7.00%, 3/1/2004......................................      1,426,108
  1,410,604 7.00%, 5/1/2016......................................      1,442,780
    714,953 8.00%, 7/1/2014......................................        751,373
                                                                    ------------
  Total...........................................................     4,514,033
                                                                    ------------

 Principal
   Amount
 or Shares                                                             Value
 ---------- -----------------------------------------------------   ------------
 Mortgage Backed Securities, continued
 Government National Mortgage Association (2.9%)
 $2,425,748 6.50%, 2/20/2026.....................................   $  2,403,018
  1,063,950 7.50%, 8/20/2025.....................................      1,090,549
     61,824 8.50%, 8/15/2016.....................................         65,611
     91,527 8.50%, 8/15/2016.....................................         97,133
     34,400 9.00%, 1/15/2004.....................................         36,142
     44,667 9.00%, 2/15/2017.....................................         47,710
     26,483 9.00%, 9/15/2019.....................................         28,287
     59,960 9.00%, 9/15/2019.....................................         64,045
      9,158 10.00%, 4/15/2001....................................          9,662
      7,444 10.00%, 9/15/2003....................................          7,853
                                                                    ------------
  Total...........................................................     3,850,010
                                                                    ------------
  Total Mortgage Backed Securities (identified cost $20,871,654)..    21,225,368
                                                                    ------------
 U.S. Treasury Securities (21.1%)
  3,000,000 5.875%, 2/15/2004....................................      3,079,560
  1,000,000 6.25%, 2/15/2003.....................................      1,033,880
  2,000,000 6.25%, 2/15/2007.....................................      2,106,140
  1,000,000 6.50%, 5/15/2005.....................................      1,059,420
  1,000,000 7.00%, 7/15/2006.....................................      1,094,930
  1,000,000 7.25%, 8/15/2004.....................................      1,089,420
  3,250,000 7.50%, 11/15/2001....................................      3,435,282
  1,500,000 7.50%, 2/15/2005.....................................      1,661,100
  2,700,000 7.875%, 11/15/2004...................................      3,028,374
    600,000 8.00%, 5/15/2001.....................................        634,788
  1,000,000 8.00%, 11/15/2021....................................      1,269,640
    550,000 8.25%, 5/15/2005.....................................        568,403
  2,000,000 8.75%, 5/15/2020.....................................      2,702,280
  2,500,000 8.75%, 8/15/2000.....................................      2,625,400
  2,600,000 9.125%, 5/15/2009....................................      3,018,834
                                                                    ------------
  Total U.S. Treasury Securities
  (identified cost $26,785,655)...................................    28,407,451
                                                                    ------------
 Commercial Paper (1.5%)
  2,000,000 General Electric Capital Corp.
  (at identified cost)............................................     1,992,471
                                                                    ------------
 Mutual Fund Shares (4.1%)
  5,000,907 Northern Institutional Diversified Fund
  (at identified cost)............................................     5,500,907
                                                                    ------------
  Total Investments
  (identified cost $128,979,501)..................................  $133,251,832
                                                                    ------------

                    (See Notes to Portfolios of Investments)


Great Plains Tax-Free Bond Fund
Portfolio of Investments
February 28, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal                                                 Credit
   Amount                                                 Rating(2)    Value
 ---------- -------------------------------------------   --------- -----------
 Long-Term Municipals (96.6%)
 Arizona (1.2%)
 $  500,000 Arizona State Transportation Board, Revenue
             Bonds, 5.25%, 7/1/2007....................      AAA    $   535,595
    300,000 Tempe, AZ, GO, 6.00%, 7/1/2005.............      AA+        322,992
                                                                    -----------
  Total.................................................                858,587
                                                                    -----------
 California (1.0%)
    150,000 California Health Facilities Financing
             Authority, Revenue Bonds, (CedarKnoll,
             Inc.)/(California Mortgage Insurance INS),
             7.20%, 8/1/2002...........................       A+        161,263
    500,000 Los Angeles, CA, Department of Water &
             Power, 6.75%, 5/15/1999...................       A+        504,185
                                                                    -----------
  Total.................................................                665,448
                                                                    -----------
 Florida (1.2%)
    300,000 Daytona Beach, FL, Revenue Bonds, (AMBAC),
             5.30%, 11/15/2001.........................      AAA        314,871
    450,000 Florida State Board of Education
             Administration, GO, 5.40%, 6/1/2004.......      AA+        478,926
                                                                    -----------
  Total.................................................                793,797
                                                                    -----------

 Principal                                                 Credit
   Amount                                                 Rating(2)    Value
 ---------- -------------------------------------------   --------- -----------
 Long-Term Municipals, continued
 Illinois (3.1%)
 $  500,000 Central Lake County, IL, Joint Action Water
             Agency, Revenue Bonds, (FGIC), 5.40%,
             5/1/2007..................................      AAA    $   541,325
    400,000 Chicago, IL, Metropolitan Water Reclamation
             District, GO, Bonds, 5.45%, 12/1/2001.....       AA        420,732
    500,000 Illinois State, GO, 5.40%, 4/1/2006........       AA        537,855
    600,000 Palatine, IL, Revenue Bonds, (FNMA COL),
             5.50%, 12/1/2026..........................      AAA        630,708
                                                                    -----------
  Total.................................................              2,130,620
                                                                    -----------
 Indiana (1.5%)
  1,000,000 Indiana Municipal Power Agency, Revenue
             Bonds, (MBIA), 5.30%, 1/1/2020............      AAA      1,005,650
                                                                    -----------
 Iowa (2.8%)
    345,000 Cedar Rapids, IA, GO, 5.00%, 6/1/2008......      Aaa        353,898
    500,000 Sioux City, IA, GO, 6.20%, 6/1/2004........      AA-        545,290
  1,000,000 University of Iowa, University and College
             Improvements Revenue Bonds, (Medical
             Education and Biomed Facilities
             Project)/(AMBAC), 5.10%, 6/1/2018.........      AAA      1,008,000
                                                                    -----------
  Total.................................................              1,907,188
                                                                    -----------

                    (See Notes to Portfolios of Investments)



Great Plains Tax-Free Bond Fund
--------------------------------------------------------------------------------

 Principal                                                 Credit
   Amount                                                 Rating(2)    Value
 ---------- -------------------------------------------   --------- -----------
 Long-Term Municipals, continued
 Maine (0.4%)
 $  250,000 Maine State, GO, 5.40%, 3/1/2000...........      AA+    $   255,692
                                                                    -----------
 Maryland (0.5%)
    300,000 Baltimore, MD, Revenue Bonds, (FGIC),
             5.80%, 7/1/2002...........................      AAA        320,670
                                                                    -----------
 Massachusetts (1.6%)
  1,000,000 Commonwealth of Massachusetts, 5.50%,
             6/15/2014.................................      Aa3      1,073,840
                                                                    -----------
 Michigan (0.9%)
    400,000 Maruette & Baraga Counties, MI, Nice
             Community School District, GO, (MBIA),
             5.25%, 5/1/2008...........................      AAA        421,904
    200,000 Wayne Westland Community Schools, MI, GO
             Bonds, (Q-SBLF), 5.00%, 5/1/2002..........       AA        202,444
                                                                    -----------
  Total.................................................                624,348
                                                                    -----------
 Minnesota (2.3%)
  1,000,000 Minneapolis Special School District No. 1,
             MN, GO, 5.00%, 2/1/2010...................      AA+      1,040,020
    500,000 North St. Paul-Maplewood, MN, ISD 622,
             (MBIA), 6.10%, 2/1/2004...................      AAA        550,800
                                                                    -----------
  Total.................................................              1,590,820
                                                                    -----------
 Missouri (1.5%)
    500,000 Missouri State, GO, 5.00%, 8/1/2003........      AAA        522,140

 Principal                                                 Credit
   Amount                                                 Rating(2)    Value
 ---------- -------------------------------------------   --------- -----------
 Long-Term Municipals, continued
 Missouri, continued
 $  500,000 St. Charles, MO, Public Facilities
             Authority, (AMBAC), 5.00%, 2/1/2001.......      AAA    $   514,605
                                                                    -----------
  Total.................................................              1,036,745
                                                                    -----------
 Nebraska (54.7%)
  1,000,000 American Public Energy Agency, NE, Revenue
             Bonds, (Nebraska Public Gas Agency)/
             (AMBAC), 4.30%, 3/1/2011..................      AAA        969,220
  1,000,000 Cass County, NE, School District No. 1, GO,
             (AMBAC), 5.00%, 12/15/2014................      AAA      1,004,520
    300,000 Cass County, NE, School District No. 1, GO,
             (Plattsmouth Community Schools)/(FGIC),
             6.25%, 12/1/2014..........................      AAA        308,130
    300,000 Cornhusker, NE, Public Power District,
             Revenue Bonds, 5.20%, 3/1/2003............       A+        315,933
  1,450,000 Douglas County, NE, Hospital Authority No.
             2, (Immanuel Medical Center)/
             (AMBAC), 5.125%, 9/1/2012.................      AAA      1,504,926
    500,000 Douglas County, NE, Hospital Authority No.
             2, Revenue Bonds, (Catholic Health Corp.)/
             (MBIA), 5.00%, 1/15/2000..................      AAA        513,505

                    (See Notes to Portfolios of Investments)



Great Plains Tax-Free Bond Fund
--------------------------------------------------------------------------------

 Principal                                                  Credit
   Amount                                                  Rating(2)    Value
 ---------- --------------------------------------------   --------- -----------
 Long-Term Municipals, continued
 Nebraska, continued
 $1,000,000 Douglas County, NE, School District No. 17,
             GO Bonds, (FGIC), 5.00%, 11/15/2013........      AAA    $ 1,016,180
    750,000 Douglas County, NE, School District No. 17,
             GO, 5.30%, 10/1/2007.......................       A+        776,115
    500,000 Douglas County, NE, School District No. 17,
             GO, (MBIA), 5.50%, 6/15/2004...............      AAA        509,325
    300,000 Douglas County, NE, GO, 4.95%, 7/1/2003.....      AA+        310,362
    400,000 Douglas County, NE, Revenue Bonds, (Joslyn
             Museum)/ (Norwest Bank LOC), 4.75%,
             5/1/2000...................................       AA        406,608
    520,000 Gage County, NE, School District No. 15, GO,
             (AMBAC), 5.50%, 12/15/2009.................      AAA        545,033
    500,000 Grand Island, NE, Revenue Bonds, 5.60%,
             4/1/2006...................................        A        538,145
    500,000 Grand Island, NE, Revenue Bonds, 5.75%,
             4/1/2007...................................        A        539,255
    200,000 Grand Island, NE, Revenue Bonds, (Refunded),
             6.00%, 9/1/2000............................       A+        205,038
    500,000 Hall County, NE, School District No. 2, GO,
             4.70%, 12/1/2003...........................       A1        507,835
    500,000 Hall County, NE, School District No. 2, GO,
             4.70%, 12/1/2005...........................       A1        507,755

 Principal                                                   Credit
   Amount                                                   Rating(2)    Value
 ---------- ---------------------------------------------   --------- -----------
 Long-Term Municipals, continued
 Nebraska, continued
 $  400,000 Hall County, NE, School District No. 2, GO,
             5.00%, 8/15/2008............................       A1    $   407,756
    500,000 Hastings, NE, Revenue Bonds, 4.65%, 1/1/2004.        A        516,505
    300,000 Hastings, NE, Revenue Bonds, 5.20%, 1/1/2000.        A        304,974
  1,000,000 Lancaster County, NE, Hospital Authority No.
             1, Revenue Bonds, (Bryan Memorial Hospital
             Project)/(MBIA), 5.10%, 6/1/2010............      AAA      1,044,220
    250,000 Lancaster County, NE, Hospital Authority No.
             1, Revenue Bonds, (MBIA), 5.90%, 6/1/2000...      AAA        258,422
  2,000,000 Lancaster County, NE, School District No. 1,
             GO, (Lincoln Public Schools), 5.00%,
             1/15/2009...................................      AAA      2,092,660
    600,000 Lancaster County, NE, School District No. 145
             Waverly, GO, (AMBAC), 5.70%, 12/1/2016......      AAA        637,398
  1,500,000 Lincoln, NE, Electric Systems, 5.30%,
             9/1/2009....................................       AA      1,597,170
    400,000 Lincoln, NE, Electric Systems, 5.40%,
             9/1/2004....................................      AA+        429,864
    500,000 Lincoln, NE, Electric Systems, 5.40%,
             9/1/2010....................................       AA        536,880
    300,000 Lincoln, NE, Hospital, (FSA), 5.60%,
             12/1/2003...................................      AAA        325,563
    400,000 Lincoln, NE, Waterworks, 4.80%, 8/15/2002....      AA+        415,188

                    (See Notes to Portfolios of Investments)



Great Plains Tax-Free Bond Fund
--------------------------------------------------------------------------------

 Principal                                                  Credit
   Amount                                                  Rating(2)    Value
 ---------- --------------------------------------------   --------- -----------
 Long-Term Municipals, continued
 Nebraska, continued
 $  500,000 Lincoln, NE, Waterworks, 5.30%, 8/15/2009...      AA+    $   528,115
  1,000,000 Lincoln, NE, GO, 4.75%, 8/15/2019...........      AAA        975,060
    300,000 Lincoln, NE, GO, 4.50%, 9/1/1999............      AAA        300,387
    200,000 Lincoln, NE, GO, 4.80% , 5/1/2003...........      AAA        200,174
    200,000 Lincoln, NE, GO, 5.30%, 12/15/2001..........      AAA        200,304
    500,000 Lincoln-Lancaster County, NE, Public
             Building Commission, 5.25%, 10/15/2008.....      AA+        540,610
    250,000 Lincoln-Lancaster County, NE, Public
             Building Commission, 5.80%, 10/15/2018.....      AA+        269,992
    400,000 Madison County, NE, School District No. 2,
             GO, (AMBAC), 5.10%, 6/1/2009...............      AAA        407,040
    400,000 Municipal Energy Agency of Nebraska,
             (AMBAC), 5.40%, 4/1/2003...................      AAA        423,200
    500,000 Nebraska Educational Finance Authority,
             College & University
             Revenue Bonds, (Creighton University
             Project)/(MBIA), 5.60%, 11/1/2003..........      AAA        506,080
    200,000 Nebraska Investment Finance Authority,
             5.40%, 9/1/2003............................      AAA        209,280
    105,000 Nebraska Investment Finance Authority, (GNMA
             COL), 6.80%, 3/15/1999.....................      AAA        105,138

 Principal                                                   Credit
   Amount                                                   Rating(2)    Value
 ---------- ---------------------------------------------   --------- -----------
 Long-Term Municipals, continued
 Nebraska, continued
 $  490,000 Nebraska Investment Finance Authority, (Great
             Plains Regional Medical Center Project)/
             (Asset Guaranty), 5.55%, 5/15/2003..........       AA    $   521,046
    360,000 Nebraska Investment Finance Authority, 6.40%,
             7/1/2005....................................       A+        390,182
  1,000,000 Nebraska Investment Finance Authority,
             Revenue Bonds, (AMBAC), 5.00% 8/15/2011.....      AAA      1,036,320
    500,000 Nebraska Public Power District, 4.80%,
             1/1/2003....................................      AAA        519,405
    200,000 Nebraska Public Power District, 5.40%,
             1/1/2000....................................      AAA        203,884
    225,000 Nebraska Public Power District, 6.00%,
             1/1/2006....................................      AAA        243,511
    300,000 Norris Public Power District, 4.85%,
             1/1/2003....................................        A        311,544
    540,000 Omaha, NE, Airport Authority, (MBIA), 5.00%,
             1/1/2008....................................      AAA        568,042
    475,000 Omaha, NE, Parking Facilities Corp., 5.20%,
             9/15/2009...................................      AA+        507,590
    500,000 Omaha, NE, Parking Facilities Corp., 5.70%,
             9/15/2015...................................      AA+        540,440
    500,000 Omaha, NE, Public Power District, Revenue
             Bonds, 5.35%, 2/1/2001......................      Aa2        518,265
    500,000 Omaha, NE, Public Power District, Revenue
             Bonds, 5.10%, 2/1/2003......................       AA        524,480

                    (See Notes to Portfolios of Investments)



Great Plains Tax-Free Bond Fund
--------------------------------------------------------------------------------

 Principal                                                  Credit
   Amount                                                  Rating(2)    Value
 ---------- ---------------------------------------------  --------- -----------
 Long-Term Municipals, continued
 Nebraska, continued
 $  405,000 Omaha, NE, Riverfront Development Corp.,
             Revenue Bonds, (Douglas County, NE, GTD),
             4.60%, 12/1/2004............................     AA+    $   405,745
    500,000 Omaha, NE, School District, GO Bonds, 4.85%,
             6/15/2004...................................     AAA        510,350
    700,000 Omaha, NE, GO, 5.25%, 12/1/2012..............     AAA        744,765
    500,000 Omaha, NE, GO, 6.10%, 9/1/2004...............     AAA        541,640
    510,000 Omaha, NE, Revenue Bonds, 5.20%, 1/15/2002...      AA        531,915
    400,000 Omaha-Douglas County, NE, Public Building
             Commission, GO, 5.35%, 5/1/1999.............      AA        401,712
    500,000 Papillion La Vista, NE, School District No.
             27, GO Bonds, 4.60%, 11/1/2003..............      A+        507,120
    500,000 University of Nebraska Facilities Corp.,
             (University of Nebraska Medical Center
             Project), 4.90%, 1/1/2003...................     AA-        518,565
  1,200,000 University of Nebraska Facilities Corp.,
             4.95%, 11/1/2009............................     AA-      1,245,156
    700,000 University of Nebraska Facilities Corp.,
             (University of Nebraska Medical Center
             Project), 5.45%, 7/1/2008...................     AA-        727,993
    370,000 University of Nebraska, 4.60%, 5/15/2003.....      A+        379,409

 Principal                                                 Credit
   Amount                                                 Rating(2)    Value
 ---------- -------------------------------------------   --------- -----------
 Long-Term Municipals, continued
 Nebraska, continued
 $  330,000 University of Nebraska, 4.90%, 7/1/2005....       A+    $   340,765
    210,000 University of Nebraska, 4.90%, 7/1/2006....        A        213,171
    440,000 University of Nebraska, (Lincoln Parking
             Project), 5.00%, 6/1/2007.................       A-        457,178
    275,000 University of Nebraska, 5.15%, 7/1/2009....        A        279,199
    310,000 University of Nebraska, (Lincoln Parking
             Project), 5.40%, 6/1/2013.................       A-        320,735
                                                                    -----------
  Total.................................................             37,719,992
                                                                    -----------
 Nevada (3.3%)
    500,000 Clark County, NV School District, GO,
             (FGIC), 6.375%, 6/15/2005.................      AAA        564,755
    230,000 Nevada Housing Division, 5.60%, 10/1/2007..      Aaa        243,906
    385,000 Nevada State, GO, 5.40%, 2/1/2008..........       AA        411,503
  1,000,000 Nevada State, GO Bonds, 5.25%, 5/15/2016...       AA      1,030,500
                                                                    -----------
  Total.................................................              2,250,664
                                                                    -----------
 New York (1.0%)
    150,000 New York City, NY, GO, (FGIC), (Refunded),
             7.25%, 10/1/2005..........................      AAA        155,953
    250,000 New York State Environmental Facilities
             Corp., 6.20%, 6/15/2001...................      AA+        265,415

                    (See Notes to Portfolios of Investments)



Great Plains Tax-Free Bond Fund
--------------------------------------------------------------------------------

 Principal                                                 Credit
   Amount                                                 Rating(2)    Value
 ---------- -------------------------------------------   --------- -----------
 Long-Term Municipals, continued
 New York, continued
 $  250,000 Triborough Bridge & Tunnel Authority, NY,
             (FGIC), 5.55%, 1/1/2000...................      AAA    $   255,273
                                                                    -----------
  Total.................................................                676,641
                                                                    -----------
 Ohio (3.0%)
    200,000 Columbus, OH City School District, GO,
             (AMBAC), (Refunded), 6.95%, 12/1/2002.....      AAA        209,908
    150,000 Columbus, OH, GO, (Refunded), 7.00%,
             7/1/2000..................................      Aaa        152,106
    500,000 Northeast OH Regional Sewer District,
             (AMBAC), 5.10%, 11/15/2007................      AAA        531,820
    400,000 Ohio State, GO, 4.70%, 2/1/2002............      AA+        412,596
    500,000 Ohio State, GO, 4.85%, 8/1/2007............      AA+        525,860
    250,000 Ohio State, GO, 5.80%, 8/1/2001............      AA+        264,088
                                                                    -----------
  Total.................................................              2,096,378
                                                                    -----------
 Puerto Rico (2.3%)
    500,000 Commonwealth of Puerto Rico, GO, (MBIA),
             5.20%, 7/1/2006...........................      AAA        539,330
  1,000,000 Puerto Rico Highway and Transportation
             Authority, Revenue Bonds, (AMBAC), 5.00%,
             7/1/2008..................................      AAA      1,071,250
                                                                    -----------
  Total.................................................              1,610,580
                                                                    -----------
 Texas (3.5%)
    500,000 Fort Bend, TX Independent School District,
             GO, (PSFG), 5.50%, 2/15/2010..............      AAA        515,075

 Principal                                                 Credit
   Amount                                                 Rating(2)    Value
 ---------- -------------------------------------------   --------- -----------
 Long-Term Municipals, continued
 Texas, continued
 $  300,000 Georgetown, TX , Revenue Bonds, (MBIA),
             6.30%, 8/15/2000..........................      AAA    $   313,254
    300,000 Houston, TX Independent School District,
             GO, (PSFG), 5.40%, 8/15/2001..............      AAA        313,695
    300,000 Houston, TX, GO, Bonds, 5.90%, 3/1/2003....      AA-        318,069
     35,000 San Antonio, TX Water Authority, (FGIC),
             5.90%, 5/15/2000..........................      AAA         36,135
    205,000 San Antonio, TX Water Authority, (FGIC),
             5.90%, 5/15/2000..........................      AAA        211,494
    300,000 San Antonio, TX, GO, 5.30%, 8/1/2003.......       AA        314,583
    380,000 Wylie, TX Independent School District, GO,
             (PSFG), 6.20%, 8/15/2004..................      Aaa        423,164
                                                                    -----------
  Total.................................................              2,445,469
                                                                    -----------
 Utah (3.0%)
    500,000 Salt Lake City, UT School District, GO,
             4.80%, 3/1/2008...........................      Aaa        519,445
  1,000,000 Utah Associated Municipal Power Systems,
             Revenue Bonds, (AMBAC), 5.00%, 6/1/2018...      AAA        987,140
    500,000 Utah State University, (MBIA), 5.55%,
             12/1/2005.................................      AAA        544,475
                                                                    -----------
  Total.................................................              2,051,060
                                                                    -----------

                    (See Notes to Portfolios of Investments)



Great Plains Tax-Free Bond Fund
--------------------------------------------------------------------------------

 Principal                                                 Credit
   Amount                                                 Rating(2)    Value
 ---------- -------------------------------------------   --------- -----------
 Long-Term Municipals, continued
 Virginia (2.1%)
 $  400,000 Fairfax County, VA, GO (State Aid
             Withholding), 5.00%, 6/1/2002.............      AAA    $   413,040
  1,000,000 Roanoke, VA, GO, 5.00%, 8/1/2009...........       AA      1,057,350
                                                                    -----------
  Total.................................................              1,470,390
                                                                    -----------
 Washington (2.9%)
  1,155,000 Seattle, WA Municipal Lighting & Power,
             Revenue Bonds, 5.00%, 7/1/2008............       AA      1,220,731
    250,000 Snohomish County, WA, GO, (MBIA), 6.30%,
             12/1/1999.................................      AAA        256,170
    500,000 Washington State Health Care Facility
             Authority, Revenue Bonds, (Sisters of
             Providence)/(FGIC), 5.90%, 10/1/2003......      AAA        541,715
                                                                    -----------
  Total.................................................              2,018,616
                                                                    -----------
 Wisconsin (2.8%)
    500,000 Appleton, WI, Revenue Bonds, 5.35%,
             1/1/2005..................................       A1        516,265
    350,000 Milwaukee, WI, GO, 5.90%, 6/15/2004........      AA+        374,217
    500,000 Neenah, WI Joint School District, GO,
             5.20%, 3/1/2008...........................      Aa3        525,105
    500,000 Wisconsin State, GO, 5.00%, 5/1/2000.......       AA        509,825
                                                                    -----------
  Total.................................................              1,925,412
                                                                    -----------
  Total Long-Term Municipals (identified cost
  $63,706,172)..........................................             66,528,607
                                                                    -----------

  Shares                                               Value
 --------- --------------------------------------   -----------
 Mutual Fund Shares--4.0%
 2,778,676 Northern Institutional Tax-Exempt Fund
  (at identified cost)............................  $ 2,778,676
                                                    -----------
  Total Investments (identified cost $66,484,848).  $69,307,283
                                                    -----------

                    (See Notes to Portfolios of Investments)



Notes to Portfolios of Investments
-------------------------------------------------------------------------------

(1) Non-income producing security.

(2) Please refer to the Appendix of the Prospectus for an explanation of the credit ratings. Current ratings are unaudited.

The following acronyms are used throughout these portfolios:

ADR -- American Depositary Receipt AMBAC -- American Municipal Bond Assurance Corporation Asset Guaranty -- Asset Guaranty Reinsurance Company COL -- Collateralized ESCW -- Escrowed by U.S. Government Securities FGIC -- Financial Guaranty Insurance Company FNMA -- Federal National Mortgage Association FSA -- Financial Security Assurance GNMA -- Government National Mortgage Association GO -- General Obligation GTD -- Guaranty ISD -- Independent School District LOC -- Letter of Credit MBIA -- Municipal Bond Investors Assurance PSFG -- Permanent School Fund Guarantee Refunded -- Secured by U.S. Government Securities Q-SBLF -- Qualified State Bond Loan Fund

                              Cost of          Net
                          Investments for   Unrealized      Gross        Gross
                            Federal Tax    Appreciation   Unrealized   Unrealized   Total Net
                             Purposes     (Depreciation) Appreciation Depreciation   Assets*
-----------------------------------------------------------------------------------------------
Great Plains Equity Fund   $133,074,011    $49,953,786   $59,638,595   $9,684,809  $183,159,483
Great Plains
 International Equity
 Fund                      $ 44,356,669    $16,388,709   $18,109,951   $1,721,242  $ 61,298,793
Great Plains Premier
Fund                       $ 23,526,606    $  (598,882)  $ 2,933,918   $3,532,800  $ 22,931,680
Great Plains
 Intermediate Bond Fund    $128,979,501    $ 4,272,331   $ 4,380,659   $  108,328  $134,362,320
Great Plains Tax-Free
 Bond Fund                 $ 66,484,848    $ 2,822,435   $ 2,855,943   $   33,508  $ 68,914,672

*The categories of investments are shown as a percentage of net assets at February 28, 1999.

      (See Notes which are an integral part of the Financial Statements)

Great Plains Funds
Statements of Assets and Liabilities
February 28, 1999 (unaudited)
--------------------------------------------------------------------------------

                             Equity    International     Premier    Intermediate  Tax-Free
                              Fund      Equity Fund       Fund       Bond Fund    Bond Fund
                          ------------ -------------   -----------  ------------ -----------
Assets:
------------------------
Total investments in
securities, at value      $183,027,797  $60,745,378    $22,927,724  $133,251,832 $69,307,283
------------------------
Cash                            14,298      114,953         36,088            --         737
------------------------
Income receivable              243,886       74,153         29,356     1,781,076     841,776
------------------------
Receivable for
investments sold                    --      547,061             --            --          --
------------------------
Receivable for shares
sold                           217,567           --             --            --          --
------------------------
Deferred organizational
costs                            5,145           --          1,225         3,983       3,437
------------------------  ------------  -----------    -----------  ------------ -----------
  Total assets             183,508,693   61,481,545     22,994,393   135,036,891  70,153,233
------------------------  ------------  -----------    -----------  ------------ -----------
Liabilities:
------------------------
Payable for investments
purchased                           --           --             --            --     980,730
------------------------
Payable for shares
redeemed                       103,013          107             --            --          --
------------------------
Income distribution
payable                          1,567           --             --       595,907     224,165
------------------------
Accrued expenses               244,630      182,645         62,713        78,664      33,666
------------------------  ------------  -----------    -----------  ------------ -----------
  Total liabilities            349,210      182,752         62,713       674,571   1,238,561
------------------------  ------------  -----------    -----------  ------------ -----------
Net Assets Consist of:
------------------------
Paid in capital            128,784,328   41,190,167     24,347,483   129,158,164  66,081,835
------------------------
Net unrealized
appreciation
(depreciation) of
investments and
translation of assets
and liabilities in
foreign currency            49,953,786   16,385,828(1)    (598,792)    4,272,331   2,822,435
------------------------
Accumulated net realized
gain (loss) on
investments and foreign
currency transactions        4,389,686    3,884,678       (772,558)      914,919      10,402
------------------------
Undistributed net
investment income
(Accumulated
net investment loss)/
(Distributions in excess
of net investment
income)                         31,683     (161,880)       (44,453)       16,906          --
------------------------  ------------  -----------    -----------  ------------ -----------
  Total Net Assets        $183,159,483  $61,298,793    $22,931,680  $134,362,320 $68,914,672
------------------------  ------------  -----------    -----------  ------------ -----------
Shares Outstanding          17,238,370    5,952,217      2,707,674    13,211,083   6,808,827
------------------------  ------------  -----------    -----------  ------------ -----------
Net Asset Value Per
Share                     $      10.63  $     10.30    $      8.47  $      10.17 $     10.12
------------------------  ------------  -----------    -----------  ------------ -----------
Offering Price Per Share
(2)                       $      10.96  $     10.62    $      8.73  $      10.48 $     10.43
------------------------  ------------  -----------    -----------  ------------ -----------
Redemption Proceeds Per
Share                     $      10.63  $     10.30    $      8.47  $      10.17 $     10.12
------------------------  ------------  -----------    -----------  ------------ -----------
Investments, at
identified cost           $133,074,011  $44,356,669    $23,526,606  $128,979,501 $66,484,848
------------------------  ------------  -----------    -----------  ------------ -----------
Investments, at tax cost  $133,074,011  $44,356,669    $23,526,606  $128,979,501 $66,484,848
------------------------  ------------  -----------    -----------  ------------ -----------

(1) Includes $18,221,408 of unrealized appreciation at September 8, 1998, related to the acquisition of assets from the Great Plains Equity Fund.
(2) Computation of Offering Price: 100/97 of net asset value. See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Great Plains Funds
Statements of Operations
Period Ended February 28, 1999 (unaudited)
--------------------------------------------------------------------------------

                            Equity       International     Premier      Intermediate  Tax-Free
                             Fund        Equity Fund(1)      Fund        Bond Fund   Bond Fund
                          -----------    --------------   ----------    ------------ ----------
Investment Income:
------------------------
Dividends                 $ 1,059,122(2)  $   216,150(3)  $   82,604(4)  $       --  $       --
------------------------
Interest                      214,105         132,295         49,069      4,473,557   1,678,472
------------------------  -----------     -----------     ----------     ----------  ----------
 Total income               1,273,227         348,445        131,673      4,473,557   1,678,472
------------------------  -----------     -----------     ----------     ----------  ----------
Expenses:
------------------------
Investment advisory fee       703,878         372,214        114,019        353,839     168,904
------------------------
Administrative personnel
and services fee              129,185          40,961         15,695         97,414      46,506
------------------------
Custodian fees                 17,877          15,490         10,993         13,922       9,134
------------------------
Transfer and dividend
disbursing agent fees
and expenses                   14,304          13,665         17,485         14,086      14,075
------------------------
Trustees' fees                  4,609           3,732          2,167          4,433       3,914
------------------------
Auditing fees                   7,398           7,996          6,165          7,398       7,398
------------------------
Legal fees                      3,220           3,427          1,217          1,081       1,302
------------------------
Portfolio accounting
fees                           25,072          18,106          8,705         24,213      23,891
------------------------
Share registration costs        7,092          24,659          5,430          7,078       6,301
------------------------
Printing and postage            5,484           7,996          4,966          3,729       4,235
------------------------
Insurance premiums              1,238           2,327          1,238          2,772         995
------------------------
Miscellaneous                   3,451           3,419          1,608          1,752       2,137
------------------------  -----------     -----------     ----------     ----------  ----------
 Total expenses               922,808         513,992        189,688        531,717     288,792
------------------------  -----------     -----------     ----------     ----------  ----------
Waivers--
------------------------
 Waiver of investment
 advisory fee                (223,414)             --        (22,804)            --          --
------------------------
 Waiver of transfer and
 dividend disbursing
 agent fees and expenses       (2,447)         (1,755)        (2,234)            --      (1,991)
------------------------
 Waiver of portfolio
 accounting fees               (5,171)         (1,912)        (1,648)            --      (5,125)
------------------------  -----------     -----------     ----------     ----------  ----------
 Total waivers               (231,032)         (3,667)       (26,686)            --      (7,116)
------------------------  -----------     -----------     ----------     ----------  ----------
 Net expenses                 691,776         510,325        163,002        531,717     281,676
------------------------  -----------     -----------     ----------     ----------  ----------
  Net investment income
  (loss)                      581,451        (161,880)       (31,329)     3,941,840   1,396,796
------------------------  -----------     -----------     ----------     ----------  ----------
Realized and Unrealized
Gain (Loss) on
Investments and Foreign
Currency:
------------------------
Net realized gain (loss)
on investments and
foreign currency
transactions                5,267,116       6,053,899       (771,388)       925,471      10,384
------------------------
Net change in unrealized
appreciation
(depreciation)
of investments and
translation of assets
and liabilities
in foreign currency        20,280,116      16,385,828      1,843,966     (3,387,724)    (31,316)
------------------------  -----------     -----------     ----------     ----------  ----------
Net realized and
unrealized gain (loss)
on investments and
foreign currency           25,547,232      22,439,727      1,072,578     (2,462,253)    (20,932)
------------------------  -----------     -----------     ----------     ----------  ----------
Change in net assets
resulting from
operations                $26,128,683     $22,277,847     $1,041,249     $1,479,587  $1,375,864
------------------------  -----------     -----------     ----------     ----------  ----------

(1) For the period from September 8, 1998 (date of initial public investment) to February 28, 1999.
(2)  Net of foreign taxes withheld of $6,371.
(3)  Net of foreign taxes withheld of $5,919.
(4)  Net of foreign taxes withheld of $1,474.

(See Notes which are an integral part of the Financial Statements)

Great Plains Funds
Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                      International
                               Equity Fund             Equity Fund        Premier Fund
                        --------------------------    ------------- -------------------------
                         Six Months                      Period      Six Months
                           Ended         Period           Ended         Ended       Period
                        February 28,     Ended        February 28,   February 28,    Ended
                            1999       August 31,        1999(2)        1999      August 31,
                        (unaudited)     1998(1)        (unaudited)   (unaudited)    1998(1)
                        ------------  ------------    ------------- ------------- -----------
Increase (Decrease) in
Net Assets
----------------------
Operations--
----------------------
Net investment income
(loss)                  $    581,451  $  1,427,215     $  (161,880)  $   (31,329) $    27,131
----------------------
Net realized gain
(loss) on investments
and foreign currency
transactions               5,267,116     9,755,137       6,053,899      (771,388)   1,928,920
----------------------
Net change in
unrealized
appreciation
(depreciation) on
investments and
translation of assets
and liabilities in
foreign currency          20,280,116   (12,306,017)     16,385,828     1,843,966   (4,790,709)
----------------------  ------------  ------------     -----------   -----------  -----------
Change in net assets
resulting from
operations                26,128,683    (1,123,665)     22,277,847     1,041,249   (2,834,658)
----------------------  ------------  ------------     -----------   -----------  -----------
Distributions to
Shareholders--
----------------------
Distributions from net
investment income           (563,738)   (1,369,274)             --       (22,694)      (2,798)
----------------------
Distributions from net
realized gain on
investments and
foreign currency
transactions             (10,676,538)           --      (2,169,221)   (1,944,853)          --
----------------------
Distributions in
excess of net realized
gain on investments               --            --              --            --           --
----------------------  ------------  ------------     -----------   -----------  -----------
Change in net assets
from distributions to
shareholders             (11,240,276)   (1,369,274)     (2,169,221)   (1,967,547)      (2,798)
----------------------  ------------  ------------     -----------   -----------  -----------
Share Transactions--
----------------------
Proceeds from sale of
shares                     9,304,366   100,153,196      46,290,274     3,802,190   19,729,557
----------------------
Proceeds from shares issued in connection with the tax-free transfer of assets from the Common Trust
Funds                             --   104,843,021(3)           --            --    9,650,322(3)
----------------------
Net asset value of
shares issued to
shareholders in
payment of
distributions declared     5,304,795       644,458              --     1,347,403        1,633
----------------------
Cost of shares
redeemed                 (26,211,234)  (23,274,587)     (5,100,107)   (3,481,865)  (4,353,806)
----------------------  ------------  ------------     -----------   -----------  -----------
  Change in net assets
   from share
   transactions          (11,602,073)  182,366,088      41,190,167     1,667,728   25,027,706
----------------------  ------------  ------------     -----------   -----------  -----------
  Change in net assets     3,286,334   179,873,149      61,298,793       741,430   22,190,250
----------------------
Net Assets--
----------------------
Beginning of period     $179,873,149            --              --    22,190,250           --
----------------------  ------------  ------------     -----------   -----------  -----------
End of period           $183,159,483  $179,873,149     $61,298,793   $22,931,680  $22,190,250
----------------------  ------------  ------------     -----------   -----------  -----------
Undistributed net
investment income
(Accumulated net
investment
loss)/(Distributions
in excess of net
investment income)
included in net assets
at end of period        $     31,683  $     13,970     ($  161,880)  ($   44,453) $     9,570
----------------------  ------------  ------------     -----------   -----------  -----------
Net gain (loss) as
computed for federal
tax purposes            $  5,267,116  $  9,799,108     $ 6,053,899   ($ 771,388)  $ 1,944,887
----------------------  ------------  ------------     -----------   -----------  -----------

(1) For the period from September 29, 1997 (date of initial public investment) to August 31, 1998.
(2) For the period from September 8, 1998 (date of initial public investment) to February 28, 1999.
(3) Includes $41,979,687 and $2,347,951, respectively, of unrealized appreciation, at September 29, 1997 related to the tax-free transfer of assets from the Common Trust Funds.

(See Notes which are an integral part of the Financial Statements)

Great Plains Funds
Statements of Changes in Net Assets (continued)
-------------------------------------------------------------------------------

                         Intermediate Bond Fund          Tax-Free Bond Fund
                        --------------------------    -------------------------
                         Six Months                    Six Months
                           Ended         Period          Ended        Period
                        February 28,     Ended        February 28,     Ended
                            1999       August 31,         1999      August 31,
                        (unaudited)     1998(1)       (unaudited)     1998(1)
                        ------------  ------------    ------------  -----------
Increase (Decrease) in
Net Assets
----------------------
Operations--
----------------------
Net investment income   $  3,941,840  $  7,261,297    $ 1,396,796   $ 2,527,476
----------------------
Net realized gain
(loss) on investments
and foreign currency
transactions                 925,471        (9,231)        10,384        74,698
----------------------
Net change in
unrealized
appreciation
(depreciation) on
investments and
translation of assets
and liabilities in
foreign currency          (3,387,724)    5,099,566        (31,316)      805,556
----------------------  ------------  ------------    -----------   -----------
Change in net assets
resulting from
operations                 1,479,587    12,351,632      1,375,864     3,407,730
----------------------  ------------  ------------    -----------   -----------
Distributions to
Shareholders--
----------------------
Distributions from net
investment income         (3,941,840)   (7,244,391)    (1,396,796)   (2,527,476)
----------------------
Distributions from net
realized gain on
investments and
foreign currency
transactions                      --            --        (64,317)      (10,363)
----------------------
Distributions in
excess of net realized
gain on investments               --        (1,321)            --            --
----------------------  ------------  ------------    -----------   -----------
Change in net assets
from distributions to
shareholders              (3,941,840)   (7,245,712)    (1,461,113)   (2,537,839)
----------------------  ------------  ------------    -----------   -----------
Share Transactions--
----------------------
Proceeds from sale of
shares                    12,462,679    82,612,475      2,672,559    10,196,112
----------------------
Proceeds from shares issued in connection with the tax-free transfer of assets from the Common Trust
Funds                             --    72,067,929(2)          --    63,166,768(2)
----------------------
Net asset value of
shares issued to
shareholders in
payment of
distributions declared     1,450,955     3,194,489          4,223           842
----------------------
Cost of shares
redeemed                 (23,806,757)  (16,363,117)    (1,048,473)   (6,862,001)
----------------------  ------------  ------------    -----------   -----------
  Change in net assets
   from share
   transactions           (9,893,123)  141,511,776      1,628,309    66,501,721
----------------------  ------------  ------------    -----------   -----------
  Change in net assets   (12,355,376)  146,617,696      1,543,060    67,371,612
----------------------
Net Assets--
----------------------
Beginning of period      146,717,696       100,000     67,371,612            --
----------------------  ------------  ------------    -----------   -----------
End of period           $134,362,320  $146,717,696    $68,914,672   $67,371,612
----------------------  ------------  ------------    -----------   -----------
Undistributed net
investment income
included in net assets
at end of period        $     16,906  $     16,906             --            --
----------------------  ------------  ------------    -----------   -----------
Net gain as computed
for federal tax
purposes                $    925,471  $      1,504    $    10,384   $    74,698
----------------------  ------------  ------------    -----------   -----------    ---

(1) For the period from September 29, 1997 (date of initial public investment) to August 31, 1998.
(2) Includes $2,560,489 and $2,048,195, respectively, of unrealized appreciation, at September 29, 1997 related to the tax-free transfer of assets from the Common Trust Funds.

(See Notes which are an integral part of the Financial Statements)


Great Plains Funds
Financial Highlights
-------------------------------------------------------------------------------
(For a share outstanding thoughout the period)

                                     Net Realized
                                    and Unrealized                           Distributions   Distributions
                                    Gain (Loss) on                              from Net       in Excess
              Net Asset     Net      Investments              Distributions Realized Gain on    of Net
                Value,   Investment  and Foreign   Total from   from Net    Investments and    Realized
Period Ended  Beginning    Income      Currency    Investment  Investment   Foreign Currency    Gain on
February 28,  of Period   (loss)     Transactions  Operations    Income       Transactions    Investments
------------  ---------- ---------- -------------- ---------- ------------- ---------------- -------------
Equity Fund
1998(1)         $10.00      0.07        (0.16)       (0.09)       (0.07)            --              --
1999(2)         $ 9.84      0.03         1.41         1.44        (0.03)         (0.62)             --
International
Equity Fund
1999(3)         $10.00     (0.03)        0.68         0.65           --          (0.35)             --
Premier Fund
1998(1)         $10.00      0.01        (1.18)       (1.17)       (0.00)(6)         --              --
1999(2)         $ 8.83     (0.01)        0.43         0.42        (0.01)         (0.77)             --
Intermediate
Bond Fund
1998(1)         $10.00      0.54         0.36         0.90        (0.54)            --           (0.00)(6)
1999(2)         $10.36      0.29        (0.19)        0.10        (0.29)            --              --
Tax-Free
Bond Fund
1998(1)         $10.00      0.39         0.13         0.52        (0.39)         (0.00)(6)          --
1999(2)         $10.13      0.21         0.00         0.21        (0.21)         (0.01)             --

 * Computed on an annualized basis.

(1) For the period from September 29, 1997 (date of initial public investment) to August 31, 1998.

(2) Six months ended February 28, 1999 (unaudited).

(3) For the period from September 8, 1998 (date of initial public investment) to February 28, 1999.

(4) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(5) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(6) Distributions less than one cent per share.

(See Notes which are an integral part of the Financial Statements)

                                    Ratios to Average Net Assets
                                    ------------------------------
               Net Asset                        Net
                Value,                       Investment             Net Assets,  Portfolio
    Total         End      Total               Income     Expense  End of Period Turnover
Distributions  of Period Return(4)  Expenses   (loss)    Waiver(5) (000 omitted)   Rate
-------------  --------- ---------  -------- ----------  --------- ------------- ---------
    (0.07)      $ 9.84     (0.94%)    1.02%*    0.79%*     0.00%*    $179,873        39%
    (0.65)      $10.63     14.70%     0.74%*    0.62%*     0.25%*    $183,159         1%
    (0.35)      $10.30      6.59%     1.71%*   (0.54%)*    0.01%*    $ 61,299        18%
    (0.00)      $ 8.83    (11.69%)    1.44%*    0.12%*     0.40%*    $ 22,190        68%
    (0.78)      $ 8.47      4.56%     1.43%*   (0.27%)*    0.23%*    $ 22,932        16%
    (0.54)      $10.36      9.23%     0.79%*    5.82%*     0.00%*    $146,718         9%
    (0.29)      $10.17      0.91%     0.75%*    5.57%*     0.00%*    $134,362         3%
    (0.39)      $10.13      5.29%     0.87%*    4.22%*     0.00%*    $ 67,372         8%
    (0.22)      $10.12      2.05%     0.83%*    4.12%*     0.02%*    $ 68,915         4%

Great Plains Funds
Combined Notes to Financial Statements
February 28, 1999 (unaudited)
-------------------------------------------------------------------------------


1. Organization

Great Plains Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

              Portfolio Name             Diversification   Investment Objective
---------------------------------------------------------------------------------
  Great Plains Equity Fund               Non-diversified To seek total return
   ("Equity Fund")                                       (consisting of current
                               income and capital
                             appreciation) over the
                                   long-term.
---------------------------------------------------------------------------------
  Great Plains International Equity Fund Non-diversified To seek total return
   ("International Equity Fund")                         (consisting of current
                               income and capital
                             appreciation) over the
                                   long-term.
---------------------------------------------------------------------------------
  Great Plains Premier Fund              Non-diversified To seek total return
   ("Premier Fund")                                      (consisting of current
                               income and capital
                             appreciation) over the
                                   long-term.
---------------------------------------------------------------------------------
  Great Plains Intermediate Bond Fund    Diversified     To seek total return
   ("Intermediate Bond Fund")                            (consisting of current
                               income and capital
                                 appreciation).
---------------------------------------------------------------------------------
  Great Plains Tax-Free Bond Fund        Non-diversified To seek current income
   ("Tax-Free Bond Fund")                                that is exempt from
                                                         federal regular income
                                                         tax and secondarily to
                                                         seek current income
                                                         that is also exempt
                                                         from the regular income
                                                         taxes imposed by the
                                                         State of Nebraska.



Great Plains Funds
-------------------------------------------------------------------------------


On September 29, 1997, the Funds received a tax-free transfer of assets from the Common Trust Funds managed by the Adviser as follows:

                                          Premier   Intermediate  Tax-Free
                            Equity Fund     Fund     Bond Fund    Bond Fund
----------------------------------------------------------------------------
  Common Trust Fund Units
  Converted                    1,109,432    388,043   8,718,485    5,938,698
----------------------------------------------------------------------------
  Great Plains Fund Shares
  Issued                      10,484,302    965,032   7,206,793    6,316,677
----------------------------------------------------------------------------
  Common Trust Funds
  Net Assets Received       $104,843,021 $9,650,322 $72,067,929  $63,166,768
----------------------------------------------------------------------------
  Unrealized Appreciation*   $41,979,687 $2,347,951  $2,560,489   $2,048,195


*Unrealized Appreciation is included in the Common Trust Funds Net Assets Received above.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are normally valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

  Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

  Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  Foreign Exchange Contracts--Equity Fund, International Equity Fund and Premier Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Funds' foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

  As of February 28, 1999, Equity Fund, International Equity Fund and Premier Fund had no outstanding foreign exchange contracts.

  Foreign Currency Translation--The accounting records of Equity Fund, International Equity Fund and Premier Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Other--Investment transactions are accounted for on the trade date.

3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each Fund. Transactions in shares were as follows:

                                                        Equity Fund
                                                  -----------------------
                                                   Six Months    Period
                                                     Ended       Ended
                                                  February 28, August 31,
                                                      1999      1998(1)
                                                  ------------ ----------
                                                     Shares      Shares
------------------------------------------------  ------------ ----------
Shares sold                                           864,098   9,898,164
------------------------------------------------
Shares issued in connection with the tax-free
transfer of assets from the Common Trust Fund              --  10,484,302
------------------------------------------------
Shares issued to shareholders on reinvestment of
distributions declared                                503,773      58,239
------------------------------------------------
Shares redeemed                                    (2,411,845) (2,158,361)
------------------------------------------------   ----------  ----------
  Net change resulting from Equity Fund share
  transactions                                     (1,043,974) 18,282,344
------------------------------------------------   ----------  ----------


Great Plains Funds
--------------------------------------------------------------------------------

                                  International
                                   Equity Fund
                                                            -------------
                                  Period Ended
                                  February 28,
                                     1999(2)
                                                            -------------
                                     Shares
----------------------------------------------------------- -------------
Shares sold                                                   6,451,168
-----------------------------------------------------------
Shares redeemed                                                (498,951)
-----------------------------------------------------------   ---------
  Net change resulting from International Equity Fund share
  transactions                                                5,952,217
-----------------------------------------------------------   ---------

                                  Premier Fund
                                                        -----------------------
                                                         Six Months    Period
                                                           Ended       Ended
                             February 28, August 31,
                                  1999 1998(1)
                                                        ------------ ----------
                                                           Shares      Shares
------------------------------------------------------  ------------ ----------
Shares sold                                                430,823   1,959,320
------------------------------------------------------
Shares issued in connection with the tax-free transfer
of assets from the Common Trust Fund                            --     965,032
------------------------------------------------------
Shares issued to shareholders on reinvestment of
distributions declared                                     155,380         168
------------------------------------------------------
Shares redeemed                                           (392,992)   (410,057)
------------------------------------------------------    --------   ---------
  Net change resulting from Premier Fund share
  transactions                                             193,211   2,514,463
------------------------------------------------------    --------   ---------


Great Plains Funds
--------------------------------------------------------------------------------


                                                   Intermediate Bond Fund
                                                   -----------------------
                                                    Six Months    Period
                                                      Ended       Ended
                             February 28, August 31,
                                  1999 1998(1)
                                                   ------------ ----------
                                                      Shares      Shares
-------------------------------------------------- ------------ ----------
Shares sold                                          1,195,239   8,241,096
--------------------------------------------------
Shares issued in connection with the tax-free
transfer of assets from the Common Trust Fund               --   7,206,793
--------------------------------------------------
Shares issued to shareholders on reinvestment of
distributions declared                                 138,385     313,641
--------------------------------------------------
Shares redeemed                                     (2,282,678) (1,611,393)
--------------------------------------------------  ----------  ----------
  Net change resulting from Intermediate Bond Fund
  share transactions                                  (949,054) 14,150,137
--------------------------------------------------  ----------  ----------

                               Tax-Free Bond Fund
                                                        -----------------------
                                                         Six Months    Period
                                                           Ended       Ended
                             February 28, August 31,
                                  1999 1998(1)
                                                        ------------ ----------
                                                           Shares      Shares
------------------------------------------------------  ------------ ----------
Shares sold                                                262,774   1,015,073
------------------------------------------------------
Shares issued in connection with the tax-free transfer
of assets from the Common Trust Fund                            --   6,316,677
------------------------------------------------------
Shares issued to shareholders on reinvestment of
distributions declared                                         415          84
------------------------------------------------------
Shares redeemed                                           (103,257)   (682,939)
------------------------------------------------------    --------   ---------
  Net change resulting from Tax-Free Bond Fund share
  transactions                                             159,932   6,684,895
------------------------------------------------------    --------   ---------

(1) For the period from September 29, 1997 (date of initial public investment) to August 31, 1998.

(2) For the period from September 8, 1998 (date of initial public investment) to February 28, 1999.


Great Plains Funds
-------------------------------------------------------------------------------


4. Investment Advisory Fee and Other Transactions with Affiliates

   Investment Advisory Fee--First Commerce Investors, Inc., the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

   Fund                                                            Annual Rate
   ----                                                            -----------
   Equity Fund                                                        0.75%
   International Equity Fund                                          1.25%
   Premier Fund                                                       1.00%
   Intermediate Bond Fund                                             0.50%
   Tax-Free Bond Fund                                                 0.50%

  The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  Administrative Fee--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of the Trust for the period.

  Transfer and Dividend Disbursing Agent Fees and Expenses--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  Custodian Fees--National Bank of Commerce is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  Organizational Expenses--Organizational expenses were initially borne by FServ. The Funds have reimbursed FServ for these expenses. These expenses have been deferred and are being amortized over the five year period following each Fund's effective date. For the six-month period ended February 28, 1999, the Funds amortized organizational expenses as follows:

                                         Expenses of                       Organizational
                                         Organizing                           Expenses
   Fund                                   the Funds                          Amortized
   ----                                  -----------                       --------------
   Equity Fund                             $7,350                              $2,205
   International Equity Fund                   --                                  --
   Premier Fund                            $1,750                              $  525
   Intermediate Bond Fund                  $5,690                              $1,707
   Tax-Free Fund                           $4,910                              $1,473


Great Plains Funds
-------------------------------------------------------------------------------


  General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the six-month period ended February 28, 1999, were as follows:

   Fund                                    Purchases                             Sales
   ----                                   -----------                         -----------
   Equity Fund                            $ 2,537,980                         $36,286,800
   International Equity Fund              $11,176,158                         $13,992,168
   Premier Fund                           $ 3,665,325                         $ 3,732,890
   Intermediate Bond Fund                 $ 4,287,164                         $14,409,366
   Tax-Free Fund                          $ 3,969,850                         $ 2,729,070

6. Concentration of Credit Risk

Since Tax-Free Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at February 28, 1999, 32.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.7% of total investments.

7. Year 2000

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Funds' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.